Taxes Payable and Accrued Taxes - Summary of Taxes Payable and Accrued Taxes (Detail) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information About Taxes Payable and Accrued Taxes [Abstract]
Payroll taxes payable	$ 4.3	$ 3.7
Sales taxes payable	0.0	4.2
Carbon tax accrual	8.4	3.1
Income taxes payable	1.7	53.3
Taxes Payable and Accrued Taxes Current	$ 14.4	$ 64.3